Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Potential revision on future environmental remediation costs before tax	$ 17,000,000
Estimated site remediation liabilities	15,334,000	16,599,000
Bergheim, Germany Site
Loss Contingencies [Line Items]
Estimated site remediation liabilities	6,500,000
Pledged land and housing facilities	$ 6,100,000